Contingencies and Commitments - Additional Information - 1 (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
Loss Contingencies [Line Items]
Number of cleanup locations					More than 100		More than 100
Remediation reserve balance		$ 231			$ 231		$ 235	$ 165
Remediation reserve balance, classified as a current liability		31			31		28	40
Increase in remediation reserve	$ 1	7			13		107
Payments related to remediation expenses applied against the reserve		15			32		24	26
Increase (Decrease) in reserves due to effects of foreign currency translation		6			15		(13)	21
Restructuring and other charges		17	$ 54		109	$ 297	$ 983	863	$ 712
Recurring Costs of Managing Hazardous Substances and Environmental Programs [Member]
Loss Contingencies [Line Items]
Percentage of cost of goods sold							2.00%
Massena East Smelter [Member]
Loss Contingencies [Line Items]
Remediation reserve adjustment							$ 52
Pocos De Caldas Smelter And The Anglesea Power Station [Member]
Loss Contingencies [Line Items]
Remediation reserve adjustment							29
Mosjoen [Member]
Loss Contingencies [Line Items]
Increase in remediation reserve				$ 11			12			$ 20
Portovesme [Member]
Loss Contingencies [Line Items]
Increase in remediation reserve								3			$ 3
Remediation reserve adjustment							7	10
Grasse River [Member]
Loss Contingencies [Line Items]
Increase in remediation reserve								37
Other Sites [Member]
Loss Contingencies [Line Items]
Remediation reserve adjustment								24
Massena East NY and Point Henry and Yennora Australia [Member]
Loss Contingencies [Line Items]
Remediation reserve adjustment								3
Alcoa Corporation [Member]
Loss Contingencies [Line Items]
Remediation reserve adjustment							86	28
Restructuring and other charges		$ 1	$ 5		$ 1	$ 15	$ 32	$ 23	$ 14